UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04494

The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Asset Fund

First Quarter Report — March 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) per class AAA Share of The Gabelli Asset Fund increased 2.7% compared with an increase of 1.4% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)						Since Inception (3/3/86)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABAX)	2.68%	(4.12)%	7.73%	7.10%	7.56%	11.73%
S&P 500 Index	1.35	1.78	11.58	7.01	5.99	10.11(d)
Dow Jones Industrial Average	2.18	2.07	10.21	7.50	6.53	10.94(d)
Nasdaq Composite Index	(2.41)	0.66	13.31	8.79	7.78	8.92(d)
Class A (GATAX)	2.70	(4.12)	7.74	7.10	7.56	11.73
With sales charge (b)	(3.20)	(9.63)	6.47	6.47	7.13	11.50
Class C (GATCX)	2.50	(4.83)	6.93	6.31	6.91	11.40
With contingent deferred sales charge (c)	1.50	(5.79)	6.93	6.31	6.91	11.40
Class I (GABIX)	2.74	(3.89)	8.00	7.32	7.70	11.81

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)    Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)    Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)    Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)    The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	Aerospace — 1.3%
550,000	Aerojet Rocketdyne Holdings Inc.†	$9,009,000
22,000	B/E Aerospace Inc.	1,014,640
5,000	Lockheed Martin Corp.	1,107,500
6,000	Northrop Grumman Corp.	1,187,400
2,066,100	Rolls-Royce Holdings plc	20,237,845
31,000	The Boeing Co.	3,935,140

		36,491,525

	Agriculture — 0.5%
265,000	Archer Daniels Midland Co.	9,622,150
36,000	Monsanto Co.	3,158,640
6,500	Potash Corp of Saskatchewan Inc.	110,630
25,000	The Mosaic Co.	675,000

		13,566,420

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow	110,000

	Automotive — 0.5%
6,000	Ferrari NV†	250,200
50,000	General Motors Co.	1,571,500
505,000	Navistar International Corp.†	6,322,600
93,000	PACCAR Inc.	5,086,170
3,000	Volkswagen AG	435,418

		13,665,888

	Automotive: Parts and Accessories — 4.6%
193,000	BorgWarner Inc.	7,411,200
170,000	Brembo SpA	8,792,003
94,000	CLARCOR Inc.	5,432,260
503,000	Dana Holding Corp.	7,087,270
63,000	Federal-Mogul Holdings Corp.†	622,440
491,000	Genuine Parts Co.	48,785,760
340,000	Johnson Controls Inc.	13,249,800
80,000	Modine Manufacturing Co.†	880,800
71,000	O’Reilly Automotive Inc.†	19,429,860
48,000	Standard Motor Products Inc.	1,663,200
150,000	Superior Industries International Inc.	3,312,000
85,000	Tenneco Inc.†	4,378,350
45,000	Visteon Corp.	3,581,550

		124,626,493

	Aviation: Parts and Services — 1.4%
1,900,000	BBA Aviation plc	5,468,647
335,500	Curtiss-Wright Corp.	25,387,285
120,000	Kaman Corp.	5,122,800
35,000	KLX Inc.†	1,124,900

		37,103,632

	Broadcasting — 2.1%
303,103	CBS Corp., Cl. A, Voting	17,702,731
18,000	Cogeco Inc.	788,604
26,666	Corus Entertainment Inc., New York, Cl. B	241,517

Shares		Market Value
13,334	Corus Entertainment Inc., Toronto, Cl. B	$120,737
120,000	ITV plc	415,707
38,250	Liberty Broadband Corp., Cl. A†	2,224,620
129,682	Liberty Broadband Corp., Cl. C†	7,515,072
190,000	Liberty Media Corp., Cl. A†	7,339,700
305,000	Liberty Media Corp., Cl. C†	11,617,450
380,300	MSG Networks Inc., Cl. A†	6,575,387
10,000	Naspers Ltd., Cl. N	1,395,987
40,000	Sky plc	588,286
366,000	Television Broadcasts Ltd.	1,316,352
40,000	Tokyo Broadcasting System Holdings Inc.	619,841

		58,461,991

	Building and Construction — 0.4%
39,000	Assa Abloy AB, Cl. B	769,599
165,000	Fortune Brands Home & Security Inc.	9,246,600
9,000	Layne Christensen Co.†	64,710

		10,080,909

	Business Services — 3.3%
35,000	Ascent Capital Group Inc., Cl. A†	518,350
8,093	Blackhawk Network Holdings Inc.†	277,590
125,000	Blucora Inc.†	645,000
200,000	Clear Channel Outdoor Holdings Inc., Cl. A	940,000
93,500	Ecolab Inc.	10,427,120
10,000	Edenred	194,240
140,000	Fly Leasing Ltd., ADR	1,779,400
60,000	Landauer Inc.	1,984,200
315,000	Live Nation Entertainment Inc.†	7,027,650
140,000	Macquarie Infrastructure Corp.	9,441,600
223,000	MasterCard Inc., Cl. A	21,073,500
20,000	MOCON Inc.	277,000
2,000	MSC Industrial Direct Co. Inc., Cl. A	152,620
185,000	The Brink’s Co.	6,214,150
985,000	The Interpublic Group of Companies Inc.	22,605,750
24,000	Vectrus Inc.†	546,000
64,000	Visa Inc., Cl. A	4,894,720

		88,998,890

	Cable and Satellite — 4.9%
167,400	AMC Networks Inc., Cl. A†	10,870,956
3,500	Cable One Inc.	1,529,955
50,000	Cablevision Systems Corp., Cl. A	1,650,000
3,600	Charter Communications Inc., Cl. A†	728,748
349,000	Comcast Corp., Cl. A	21,316,920
60,000	DigitalGlobe Inc.†	1,038,000
317,200	DISH Network Corp., Cl. A†	14,673,672
116,000	EchoStar Corp., Cl. A†	5,137,640
147,900	Liberty Global plc, Cl. A†	5,694,150
410,000	Liberty Global plc, Cl. C†	15,399,600
5,245	Liberty Global plc LiLAC, Cl. A†	183,890
22,250	Liberty Global plc LiLAC, Cl. C†	842,830
790,000	Rogers Communications Inc., New York, Cl. B	31,615,800

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
50,000	Rogers Communications Inc., Toronto, Cl. B	$2,001,925
205,000	Scripps Networks Interactive Inc., Cl. A	13,427,500
124,000	Shaw Communications Inc., New York, Cl. B	2,394,440
120,000	Shaw Communications Inc., Toronto, Cl. B	2,318,229
17,000	Time Warner Cable Inc.	3,478,540

		134,302,795

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.	84,143
79,500	Royce Value Trust Inc.	930,945

		1,015,088

	Communications Equipment — 0.4%
340,000	Corning Inc.	7,102,600
48,000	Harris Corp.	3,737,280

		10,839,880

	Computer Hardware — 0.1%
10,500	Apple Inc.	1,144,395
187,000	HP Inc.	2,303,840
3,000	Wincor Nixdorf AG†	183,965

		3,632,200

	Computer Software and Services — 1.7%
1,100	Alphabet Inc., Cl. A†	839,190
5,800	Alphabet Inc., Cl. C†	4,320,710
171,000	Diebold Inc.	4,943,610
19,000	DST Systems Inc.	2,142,630
50,000	EarthLink Holdings Corp.	283,500
166,000	eBay Inc.†	3,960,760
52,000	Fidelity National Information Services Inc.	3,292,120
187,000	Hewlett Packard Enterprise Co.	3,315,510
140,000	Internap Corp.†	382,200
20,000	Microsoft Corp.	1,104,600
80,500	NCR Corp.†	2,409,365
7,992	NetScout Systems Inc.†	183,576
82,000	Rockwell Automation Inc.	9,327,500
241,000	Yahoo! Inc.†	8,871,210

		45,376,481

	Consumer Products — 4.8%
30,000	Brunswick Corp.	1,439,400
11,000	Christian Dior SE	1,995,198
62,000	Church & Dwight Co. Inc.	5,715,160
42,000	Coty Inc., Cl. A	1,168,860
426,000	Edgewell Personal Care Co.	34,305,780
335,000	Energizer Holdings Inc.	13,570,850
3,400	Givaudan SA	6,668,816
30,000	Harley-Davidson Inc.	1,539,900
2,000	Hermes International	704,248
6,000	National Presto Industries Inc.	502,440
47,000	Reckitt Benckiser Group plc	4,542,987

Shares		Market Value
100,000	Sally Beauty Holdings Inc.†	$3,238,000
10,000	Svenska Cellulosa AB, Cl. A	312,752
42,000	Svenska Cellulosa AB, Cl. B	1,312,524
1,041,400	Swedish Match AB	35,353,659
10,000	Syratech Corp.†	30
4,000	The Estee Lauder Companies Inc., Cl. A	377,240
193,000	The Procter & Gamble Co.	15,885,830
65,000	Unilever plc, ADR	2,936,700
38,000	Wolverine World Wide Inc.	699,960

		132,270,334

	Consumer Services — 1.9%
5,000	Allegion plc	318,550
100,000	IAC/InterActiveCorp.	4,708,000
465,600	Liberty Interactive Corp. QVC Group, Cl. A†	11,756,400
45,000	Liberty TripAdvisor Holdings Inc., Cl. A†	997,200
122,500	Liberty Ventures, Cl. A†	4,792,200
979,150	Rollins Inc.	26,554,548
40,000	The ADT Corp.	1,650,400

		50,777,298

	Diversified Industrial — 4.8%
500	Acuity Brands Inc.	109,070
5,000	Anixter International Inc.†	260,550
356,700	Crane Co.	19,211,862
104,000	Eaton Corp. plc	6,506,240
76,514	Greif Inc., Cl. A	2,505,833
246,000	Greif Inc., Cl. B	11,512,800
361,000	Honeywell International Inc.	40,450,050
10,000	HRG Group Inc.†	139,300
25,000	Ingersoll-Rand plc	1,550,250
250,000	ITT Corp.	9,222,500
30,000	Jardine Matheson Holdings Ltd.	1,712,400
127,500	Jardine Strategic Holdings Ltd.	3,805,875
154,100	Katy Industries Inc.†	269,675
245,000	Myers Industries Inc.	3,150,700
8,800	Nortek Inc.†	424,952
30,000	Pentair plc	1,627,800
13,000	Sulzer AG	1,291,144
178,000	Textron Inc.	6,489,880
320,000	Toray Industries Inc.	2,727,300
226,000	Trinity Industries Inc.	4,138,060
362,000	Tyco International plc	13,289,020
4,000	Waters Corp.†	527,680

		130,922,941

	Electronics — 1.6%
155,000	Cypress Semiconductor Corp.	1,342,300
27,000	Dolby Laboratories Inc., Cl. A	1,173,420
10,000	Kyocera Corp., ADR	441,600
1,500	Mettler-Toledo International Inc.†	517,140
2,200	Samsung Electronics Co. Ltd., GDR	1,252,900
945,000	Sony Corp., ADR	24,305,400

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
41,000	TE Connectivity Ltd.	$2,538,720
140,000	Texas Instruments Inc.	8,038,800
25,000	Thermo Fisher Scientific Inc.	3,539,750

		43,150,030

	Energy and Utilities — 3.9%
11,000	Anadarko Petroleum Corp.	512,270
140,000	BP plc, ADR	4,225,200
142,000	Chevron Corp.	13,546,800
213,000	ConocoPhillips	8,577,510
50,000	CONSOL Energy Inc.	564,500
113,000	Devon Energy Corp.	3,100,720
6,000	Edison International	431,340
208,600	El Paso Electric Co.	9,570,568
104,000	EOG Resources Inc.	7,548,320
202,000	Exxon Mobil Corp.	16,885,180
130,000	GenOn Energy Inc., Escrow†	0
168,000	Halliburton Co.	6,000,960
65,000	Kinder Morgan Inc.	1,160,900
247,000	National Fuel Gas Co.	12,362,350
56,400	Oceaneering International Inc.	1,874,736
5,000	Phillips 66	432,950
88,000	Rowan Companies plc, Cl. A	1,416,800
25,000	Royal Dutch Shell plc, Cl. A, ADR	1,211,250
80,000	SJW Corp.	2,908,000
93,500	Southwest Gas Corp.	6,156,975
70,000	Spectra Energy Corp.	2,142,000
99,500	The AES Corp.	1,174,100
17,000	Wartsila OYJ Abp	769,324
470,000	Weatherford International plc†	3,656,600

		106,229,353

	Entertainment — 6.8%
195,500	Discovery Communications Inc., Cl. A†	5,597,165
585,000	Discovery Communications Inc., Cl. C†	15,795,000
16,000	DreamWorks Animation SKG Inc., Cl. A†	399,200
810,400	Grupo Televisa SAB, ADR	22,253,584
420,000	Media General Inc.†	6,850,200
128,400	Starz, Cl. A†	3,380,772
136,133	The Madison Square Garden Co, Cl. A†	22,647,086
332,001	Time Warner Inc.	24,086,673
2,088,900	Twenty-First Century Fox Inc., Cl. A	58,238,532
128,000	Twenty-First Century Fox Inc., Cl. B	3,609,600
444,000	Viacom Inc., Cl. A	20,113,200
25,000	Viacom Inc., Cl. B	1,032,000
155,000	Vivendi SA	3,259,408

		187,262,420

	Environmental Services — 2.1%
80,000	Progressive Waste Solutions Ltd.	2,482,400
629,300	Republic Services Inc.	29,986,145

Shares		Market Value
20,000	Waste Connections Inc.	$1,291,800
400,000	Waste Management Inc.	23,600,000

		57,360,345

	Equipment and Supplies — 7.2%
1,026,900	AMETEK Inc.	51,324,462
12,000	Amphenol Corp., Cl. A	693,840
10,000	AZZ Inc.	566,000
94,000	CIRCOR International Inc.	4,360,660
117,000	Crown Holdings Inc.†	5,802,030
168,000	CTS Corp.	2,644,320
4,670	Danaher Corp.	442,996
635,900	Donaldson Co. Inc.	20,291,569
575,000	Flowserve Corp.	25,535,750
57,000	Graco Inc.	4,785,720
502,400	IDEX Corp.	41,638,912
100,000	Interpump Group SpA	1,462,205
16,000	Lawson Products Inc.†	313,280
93,000	Manitowoc Foodservice Inc.†	1,370,820
136,000	Mueller Industries Inc.	4,001,120
15,000	SEACOR Holdings Inc.†	816,750
180,000	Sealed Air Corp.	8,641,800
2,000	SL Industries Inc.†	68,000
93,000	The Manitowoc Co. Inc.	402,690
49,000	The Timken Co.	1,641,010
14,000	The Toro Co.	1,205,680
80,000	The Weir Group plc	1,273,088
23,500	Valmont Industries Inc.	2,910,240
263,465	Watts Water Technologies Inc., Cl. A	14,524,825

		196,717,767

	Financial Services — 9.8%
13,400	Alleghany Corp.†	6,649,080
73,000	AllianceBernstein Holding LP	1,710,390
591,600	American Express Co.	36,324,240
3,500	Ameriprise Financial Inc.	329,035
30,000	Argo Group International Holdings Ltd.	1,721,700
60,000	Bank of America Corp.	811,200
200	Berkshire Hathaway Inc., Cl. A†	42,690,000
59,700	BKF Capital Group Inc.†	43,432
45,000	Calamos Asset Management Inc., Cl. A	382,050
65,000	Citigroup Inc.	2,713,750
170,000	Fortress Investment Group LLC, Cl. A	812,600
134,000	GAM Holding AG	1,937,081
220,000	H&R Block Inc.	5,812,400
50,000	Interactive Brokers Group Inc., Cl. A	1,966,000
400,000	Janus Capital Group Inc.	5,852,000
240,600	JPMorgan Chase & Co.	14,248,332
95,900	Kinnevik Investment AB, Cl. A	2,832,731
128,000	Kinnevik Investment AB, Cl. B	3,631,127
245,750	KKR & Co. LP	3,610,067
334,000	Legg Mason Inc.	11,583,120
54,000	LendingTree Inc.†	5,280,120

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
37,000	Leucadia National Corp.	$598,290
40,000	Loews Corp.	1,530,400
42,000	M&T Bank Corp.	4,662,000
120,000	Marsh & McLennan Companies Inc.	7,294,800
60,000	Northern Trust Corp.	3,910,200
150,000	PayPal Holdings Inc.†	5,790,000
30,000	Popular Inc.	858,300
134,200	State Street Corp.	7,853,384
20,000	SunTrust Banks Inc.	721,600
52,000	T. Rowe Price Group Inc.	3,819,920
666,900	The Bank of New York Mellon Corp.	24,561,927
47,000	The Blackstone Group LP	1,318,350
13,500	The Goldman Sachs Group Inc.	2,119,230
130,000	The Hartford Financial Services Group Inc.	5,990,400
141,000	The PNC Financial Services Group Inc.	11,924,370
10,000	Value Line Inc.	160,300
25,000	W. R. Berkley Corp.	1,405,000
155,000	Waddell & Reed Financial Inc., Cl. A	3,648,700
614,400	Wells Fargo & Co.	29,712,384

		268,820,010

	Food and Beverage — 14.2%
502,700	Brown-Forman Corp., Cl. A	53,633,063
133,000	Brown-Forman Corp., Cl. B	13,096,510
58,000	Campbell Soup Co.	3,699,820
800,000	China Mengniu Dairy Co. Ltd.	1,272,599
35,000	Chr. Hansen Holding A/S	2,349,546
26,000	Coca-Cola Enterprises Inc.	1,319,240
16,500	Coca-Cola HBC AG	350,731
375,000	ConAgra Foods Inc.	16,732,500
43,000	Constellation Brands Inc., Cl. A	6,496,870
11,000	Core-Mark Holding Co. Inc.	897,160
30,000	Crimson Wine Group Ltd.†	251,400
255,000	Danone SA	18,138,221
443,100	Davide Campari-Milano SpA	4,429,437
300,000	Diageo plc, ADR	32,361,000
150,000	Dr Pepper Snapple Group Inc.	13,413,000
80,000	Farmer Brothers Co.†	2,229,600
310,000	Flowers Foods Inc.	5,722,600
41,000	Fomento Economico Mexicano SAB de CV, ADR	3,948,710
516,000	General Mills Inc.	32,688,600
2,200,000	Grupo Bimbo SAB de CV, Cl. A†	6,508,134
10,000	Heineken Holding NV	780,373
104,500	Heineken NV	9,471,245
20,000	Heineken NV, ADR	905,800
8,000	Ingredion Inc.	854,320
170,000	ITO EN Ltd.	5,369,852
15,000	John Bean Technologies Corp.	846,150
80,000	Kellogg Co.	6,124,000
74,300	Kerry Group plc, Cl. A	6,929,402

Shares		Market Value
460,000	Kikkoman Corp.	$15,122,840
19,800	LVMH Moet Hennessy Louis Vuitton SE	3,390,835
165,000	Maple Leaf Foods Inc.	3,449,278
27,000	MEIJI Holdings Co. Ltd.	2,171,132
416,000	Mondelēz International Inc., Cl. A	16,689,920
245,000	Morinaga Milk Industry Co. Ltd.	1,312,675
60,000	Nestlé SA	4,483,386
186,000	NISSIN FOODS HOLDINGS CO. LTD.	8,742,636
250,000	Parmalat SpA	691,845
177,000	PepsiCo Inc.	18,138,960
68,000	Pernod Ricard SA	7,582,981
135,000	Post Holdings Inc.†	9,283,950
93,000	Remy Cointreau SA	7,060,639
10,000	SABMiller plc	611,266
118,912	Snyder’s-Lance Inc.	3,743,356
45,000	Suntory Beverage & Food Ltd.	2,027,189
15,000	The Kraft Heinz Co.	1,178,400
123,000	The Coca-Cola Co.	5,705,970
34,000	The Hain Celestial Group Inc.†	1,390,940
21,000	The J.M. Smucker Co.	2,726,640
45,000	The WhiteWave Foods Co.†	1,828,800
450,000	Tingyi (Cayman Islands) Holding Corp.	502,942
173,000	Tootsie Roll Industries Inc.	6,044,620
12,000	Tyson Foods Inc., Cl. A	799,920
100,000	United Natural Foods Inc.†	4,030,000
220,600	Yakult Honsha Co. Ltd.	9,771,123

		389,302,126

	Health Care — 5.1%
5,000	Aetna Inc.	561,750
50,000	Akorn Inc.†	1,176,500
170,000	Alere Inc.†	8,603,700
32,501	Allergan plc†	8,711,109
17,000	AmerisourceBergen Corp.	1,471,350
55,500	Amgen Inc.	8,321,115
20,000	AngioDynamics Inc.†	245,800
59,000	Baxalta Inc.	2,383,600
57,000	Baxter International Inc.	2,341,560
10,000	Becton, Dickinson and Co.	1,518,200
11,000	Biogen Inc.†	2,863,520
5,000	Bio-Rad Laboratories Inc., Cl. A†	683,600
475,000	BioScrip Inc.†	1,016,500
80,000	Boston Scientific Corp.†	1,504,800
125,000	Bristol-Myers Squibb Co.	7,985,000
17,000	Cepheid Inc.†	567,120
72,000	Chemed Corp.	9,752,400
35,000	Cigna Corp.	4,803,400
26,000	CONMED Corp.	1,090,440
53,000	DaVita HealthCare Partners Inc.†	3,889,140
30,000	Eli Lilly & Co.	2,160,300
6,000	Endo International plc†	168,900
44,000	Exactech Inc.†	891,440

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
25,000	Express Scripts Holding Co.†	$1,717,250
20,000	Gerresheimer AG	1,568,712
60,000	HCA Holdings Inc.†	4,683,000
30,000	Henry Schein Inc.†	5,178,900
10,000	Humana Inc.	1,829,500
40,000	Indivior plc	93,701
80,500	Johnson & Johnson	8,710,100
98,356	Kindred Healthcare Inc.	1,214,697
5,000	Laboratory Corp. of America Holdings†	585,650
20,000	McKesson Corp.	3,145,000
3,000	Mead Johnson Nutrition Co.	254,910
33,680	Medtronic plc	2,526,000
145,000	Merck & Co. Inc.	7,671,950
47,000	Mylan NV†	2,178,450
30,000	Myriad Genetics Inc.†	1,122,900
30,432	Orthofix International NV†.	1,263,537
30,000	Owens & Minor Inc.	1,212,600
42,000	Patterson Companies Inc.	1,954,260
44,000	Quidel Corp.†	759,440
400	Regeneron Pharmaceuticals Inc.†	144,176
75,000	Roche Holding AG, ADR	2,296,875
32,000	Stryker Corp.	3,433,280
96,396	Tenet Healthcare Corp.†	2,788,736
20,000	UnitedHealth Group Inc.	2,578,000
28,000	William Demant Holding A/S†	2,815,607
94,001	Wright Medical Group NV†	1,560,413
21,000	Zimmer Biomet Holdings Inc.	2,239,230
15,000	Zoetis Inc.	664,950

		138,903,068

	Hotels and Gaming — 1.4%
17,000	Accor SA	720,383
54,000	Belmond Ltd., Cl. A†	512,460
17,000	Churchill Downs Inc.	2,513,960
350,000	Genting Singapore plc	216,827
10,000	Homeinns Hotel Group, ADR†	356,500
45,000	Hyatt Hotels Corp., Cl. A†	2,227,050
55,000	Interval Leisure Group Inc.	794,200
75,000	Las Vegas Sands Corp.	3,876,000
5,125,000	Mandarin Oriental International Ltd.	6,970,000
400,000	MGM Resorts International†	8,576,000
84,000	Starwood Hotels & Resorts Worldwide Inc.	7,008,120
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,121,859
80,000	Universal Entertainment Corp.	1,328,535
10,000	Wyndham Worldwide Corp.	764,300
12,000	Wynn Resorts Ltd.	1,121,160

		39,107,354

	Machinery — 2.8%
121,500	Caterpillar Inc.	9,299,610
1,380,000	CNH Industrial NV, New York	9,328,800

Shares		Market Value
228,600	CNH Industrial NV, Brsaltaliana	$1,554,244
312,000	Deere & Co.	24,020,880
45,000	Mueller Water Products Inc., Cl. A	444,600
750,000	Xylem Inc.	30,675,000
9,000	Zebra Technologies Corp., Cl. A†	621,000

		75,944,134

	Manufactured Housing and Recreational Vehicles — 0.1%
31,500	Cavco Industries Inc.†	2,943,990
20,000	Nobility Homes Inc.†	278,500
39,000	Skyline Corp.†	361,530

		3,584,020

	Metals and Mining — 1.4%
56,000	Agnico Eagle Mines Ltd.	2,024,960
370,000	Alcoa Inc.	3,544,600
239,000	Barrick Gold Corp.	3,245,620
30,000	Cliffs Natural Resources Inc.†	90,000
90,000	Franco-Nevada Corp.	5,524,200
156,000	Freeport-McMoRan Inc.	1,613,040
60,000	Kinross Gold Corp.†	204,000
24,000	New Hope Corp. Ltd.	24,100
540,200	Newmont Mining Corp.	14,358,516
134,000	Royal Gold Inc.	6,872,860
93,000	Silver Wheaton Corp.	1,541,940
186,000	Turquoise Hill Resources Ltd.†	472,440

		39,516,276

	Publishing — 0.9%
2,800	Graham Holdings Co., Cl. B	1,344,000
18,000	Journal Media Group Inc.	215,280
129,000	McGraw Hill Financial Inc.	12,768,420
65,000	Meredith Corp.	3,087,500
195,000	News Corp., Cl. A	2,490,150
195,000	News Corp., Cl. B	2,583,750
100,000	The E.W. Scripps Co., Cl. A	1,559,000
17,000	The New York Times Co., Cl. A	211,820

		24,259,920

	Real Estate — 0.3%
16,500	Brookfield Asset Management Inc., Cl. A	574,035
70,000	Forest City Realty Trust Inc., Cl. A	1,476,300
104,000	Griffin Industrial Realty Inc.	2,554,240
241,000	The St. Joe Co.†	4,133,150

		8,737,725

	Real Estate Investment Trusts — 0.3%
14,422	Host Hotels & Resorts Inc.	240,847
70,000	Ryman Hospitality Properties Inc.	3,603,600
124,000	Weyerhaeuser Co.	3,841,520

		7,685,967

	Retail — 3.7%
90,000	Aaron’s Inc.	2,259,000

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
114,000	AutoNation Inc.†	$5,321,520
87,000	Costco Wholesale Corp.	13,709,460
250,000	CST Brands Inc.	9,572,500
276,000	CVS Health Corp.	28,629,480
455,000	Hertz Global Holdings Inc.†	4,791,150
40,000	HSN Inc.	2,092,400
295,000	J.C. Penney Co. Inc.†	3,262,700
42,000	Krispy Kreme Doughnuts Inc.†	654,780
675,000	Lianhua Supermarket Holdings Ltd., Cl. H†	231,458
155,000	Macy’s Inc.	6,833,950
50,000	Murphy USA Inc.†	3,072,500
57,100	Penske Automotive Group Inc.	2,164,090
14,857	Rush Enterprises Inc., Cl. B†	271,289
50,000	The Cheesecake Factory Inc.	2,654,500
34,000	The Home Depot Inc.	4,536,620
128,000	The Kroger Co.	4,896,000
34,000	Walgreens Boots Alliance Inc.	2,864,160
100,000	Whole Foods Market Inc.	3,111,000

		100,928,557

	Specialty Chemicals — 1.9%
7,000	Airgas Inc.	991,480
12,000	Ashland Inc.	1,319,520
205,000	Chemtura Corp.†	5,412,000
611,000	Ferro Corp.†	7,252,570
91,200	General Chemical Group Inc.†	1,186
165,000	H.B. Fuller Co.	7,004,250
130,000	International Flavors & Fragrances Inc.	14,790,100
395,000	OMNOVA Solutions Inc.†	2,196,200
11,000	Praxair Inc.	1,258,950
160,000	Sensient Technologies Corp.	10,153,600
31,500	SGL Carbon SE†	323,778

		50,703,634

	Telecommunications — 2.4%
10,000	AT&T Inc.	391,700
40,000	CenturyLink Inc.	1,278,400
1,370,000	Cincinnati Bell Inc.†	5,301,900
180,000	Deutsche Telekom AG, ADR	3,223,800
30,000	Hellenic Telecommunications Organization SA	271,390
25,000	Hellenic Telecommunications Organization SA, ADR	108,750
75,200	Level 3 Communications Inc.†	3,974,320
57,107	Loral Space & Communications Inc.†	2,006,169
6,000	Orange SA, ADR	104,280
100,000	Pharol SGPS SA†	15,248
245,000	Sprint Corp.†	852,600
3,007,800	Telecom Italia SpA†	3,244,609
175,000	Telecom Italia SpA, ADR†	1,888,250
39,981	Telefonica Brasil SA, ADR	499,363
267,401	Telefonica SA, ADR	2,976,173

Shares		Market Value
1,019,510	Telephone & Data Systems Inc.	$30,677,056
230,000	Telesites SAB†	129,796
150,000	Verizon Communications Inc.	8,112,000
30,000	VimpelCom Ltd., ADR	127,800

		65,183,604

	Transportation — 0.6%
307,000	GATX Corp.	14,582,500
4,000	Kansas City Southern	341,800
46,000	Providence and Worcester Railroad Co.	662,400

		15,586,700

	Wireless Communications — 0.8%
115,000	America Movil SAB de CV, Cl. L, ADR	1,785,950
14,000	Millicom International Cellular SA	771,820
39,000	Millicom International Cellular SA, SDR	2,131,531
230,000	NTT DoCoMo Inc.	5,216,358
20,000	Tim Participacoes SA, ADR	221,200
70,000	T-Mobile US Inc.†	2,681,000
175,000	United States Cellular Corp.†	7,995,750
35,000	Vodafone Group plc, ADR	1,121,750

		21,925,359

	TOTAL COMMON STOCKS	2,733,151,134

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%	570,966

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†	200

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
255,000	Kinder Morgan Inc., expire 05/25/17†	9,307

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 05/14/18†(a)	299,000

	TOTAL WARRANTS	308,307

	TOTAL INVESTMENTS — 100.0% (Cost $1,207,884,685)	$2,734,030,607

	Aggregate tax cost	$1,221,696,101

	Gross unrealized appreciation	$1,582,647,778
	Gross unrealized depreciation	(70,313,272)

	Net unrealized appreciation/depreciation	$1,512,334,506

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of the Rule 144A security amounted to $299,000 or 0.01% of total investments.

†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	—	—	$110,000	$ 110,000
Broadcasting	$ 40,759,260	$17,702,731	—	58,461,991
Consumer Products	132,270,304	—	30	132,270,334
Financial Services	268,776,578	43,432	0	268,820,010
Manufactured Housing and Recreational Vehicles	3,305,520	278,500	—	3,584,020
Specialty Chemicals	50,702,448	1,186	—	50,703,634
Other Industries (a)	2,219,201,145	—	—	2,219,201,145
Total Common Stocks	2,715,015,255	18,025,849	110,030	2,733,151,134
Preferred Stocks (a)	570,966	—	—	570,966
Rights (a)	—	—	200	200
Warrants (a)	9,307	299,000	—	308,307
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,715,595,528	$18,324,849	$110,230	$2,734,030,607

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At March 31, 2016, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q116QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
(principal executive officer)

Date	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
(principal executive officer)

Date	5/27/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
(principal financial officer)

Date	5/27/2016

* Print the name and title of each signing officer under his or her signature.